United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Six months ended 08/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2017
Share Class | Ticker	A | FGOAX	B | FGOBX	C | FGOCX	F | FGOIX

Federated Government Income Securities, Inc.
Fund Established 1986

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2017 through August 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2017, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	38.7%
U.S. Treasury Securities	26.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	21.5%
U.S. Government Agency Securities	6.3%
Asset-Backed Securities	3.3%
Non-Agency Mortgage-Backed Securities	2.6%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Cash Equivalents[2]	0.8%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investment in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2017 (unaudited)
Principal Amount		Value
	U.S. TREASURY—26.0%
	U.S. Treasury Bonds—8.0%
$600,000	2.250%, 8/15/2046	$541,583
1,750,000	2.500%, 2/15/2045	1,674,224
1,000,000	2.500%, 5/15/2046	953,479
1,250,000	2.750%, 8/15/2042	1,266,346
1,525,000	2.875%, 8/15/2045	1,570,661
500,000	3.000%, 11/15/2045	527,385
500,000	3.000%, 2/15/2047	527,493
3,750,000	4.375%, 5/15/2040	4,892,252
1,200,000	4.750%, 2/15/2037	1,630,529
1,250,000	6.000%, 2/15/2026	1,637,061
	TOTAL	15,221,013
	U.S. Treasury Notes—18.0%
2,000,000	1.125%, 6/30/2021	1,966,250
2,500,000	1.125%, 7/31/2021	2,455,957
2,000,000	1.250%, 5/31/2019	1,997,862
1,500,000	1.375%, 2/29/2020	1,499,883
4,000,000	1.375%, 9/30/2020	3,990,000
500,000	1.500%, 8/15/2026	475,810
2,250,000	1.625%, 7/31/2020	2,262,656
1,000,000	1.625%, 5/15/2026	963,615
1,500,000	1.875%, 1/31/2022	1,513,535
500,000	1.875%, 2/28/2022	504,570
2,000,000	1.875%, 3/31/2022	2,016,953
1,000,000	2.000%, 8/31/2021	1,015,039
4,500,000	2.000%, 2/15/2023	4,550,274
750,000	2.000%, 2/15/2025	750,322
1,500,000	2.000%, 11/15/2026	1,486,190
2,000,000	2.125%, 7/31/2024	2,023,672
2,500,000	2.250%, 11/15/2024	2,547,754
2,000,000	2.375%, 5/15/2027	2,043,287
	TOTAL	34,063,629
	TOTAL U.S. TREASURY (IDENTIFIED COST $47,583,380)	49,284,642
Semi-Annual Shareholder Report

Principal Amount		Value
	ASSET-BACKED SECURITIES—3.3%
	Auto Receivables—2.2%
$1,570,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	$1,589,589
2,650,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,688,439
	TOTAL	4,278,028
	Other—1.1%
554,310	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	565,897
863,715	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	875,096
582,467	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	590,336
	TOTAL	2,031,329
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,218,835)	6,309,357
	GOVERNMENT AGENCIES—6.3%
	Federal Home Loan Mortgage Corporation—3.8%
7,000,000	2.375%, 1/13/2022	7,194,310
	Federal National Mortgage Association—1.3%
2,500,000	2.125%, 4/24/2026	2,480,336
	Tennessee Valley Authority Bonds—1.2%
2,200,000	Tennessee Valley Authority, 2.875%, 2/1/2027	2,297,629
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,653,191)	11,972,275
	MORTGAGE-BACKED SECURITIES—38.5%
	Federal Home Loan Mortgage Corporation—18.5%
2,892,766	3.000%, 8/1/2043	2,942,652
2,454,975	3.000%, 5/1/2045	2,490,407
3,865,896	3.000%, 1/1/2047	3,910,818
2,249,343	3.500%, 4/1/2042	2,346,389
1,755,461	3.500%, 7/1/2042	1,831,198
2,376,381	3.500%, 9/1/2043	2,472,966
3,260,271	4.000%, 12/1/2041	3,462,265
370,307	4.000%, 1/1/2042	393,250
134,042	4.500%, 4/1/2024	141,497
735,254	4.500%, 9/1/2039	795,902
550,372	4.500%, 8/1/2040	595,769
799,647	4.500%, 9/1/2040	865,606
1,393,193	4.500%, 12/1/2040	1,508,111
Semi-Annual Shareholder Report

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$2,190,210	4.500%, 4/1/2041	$2,370,186
26,248	5.000%, 7/1/2019	26,739
42,179	5.000%, 7/1/2020	43,427
1,281,182	5.000%, 1/1/2034	1,404,948
353,847	5.000%, 5/1/2034	388,150
89,041	5.000%, 1/1/2036	97,922
340,642	5.000%, 4/1/2036	374,367
228,698	5.000%, 4/1/2040	250,897
310,515	5.000%, 5/1/2040	340,654
406,242	5.000%, 7/1/2040	445,674
66,007	5.500%, 4/1/2021	69,040
226,019	5.500%, 3/1/2029	248,868
2,005,749	5.500%, 5/1/2034	2,226,287
165,965	5.500%, 11/1/2037	184,662
154,702	6.000%, 4/1/2036	176,475
5	7.000%, 9/1/2030	5
317,372	7.000%, 12/1/2031	374,716
144,425	7.000%, 1/1/2032	170,988
37,357	7.000%, 1/1/2032	44,233
350,833	7.000%, 4/1/2032	415,700
121,885	7.000%, 4/1/2032	143,242
863,326	7.000%, 4/1/2032	1,017,702
266,138	7.000%, 4/1/2032	312,771
103,652	7.000%, 4/1/2032	116,517
124,371	8.000%, 2/1/2031	148,968
	TOTAL	35,149,968
	Federal National Mortgage Association—18.2%
3,618,350	3.000%, 2/1/2045	3,671,702
2,069,336	3.500%, 4/1/2026	2,165,504
3,801,977	3.500%, 8/1/2042	3,967,345
3,384,103	3.500%, 8/1/2043	3,533,411
1,973,826	3.500%, 2/1/2047	2,045,800
662,370	4.000%, 2/1/2041	704,081
1,769,906	4.000%, 12/1/2041	1,881,360
372,192	4.000%, 12/1/2041	397,374
2,537,284	4.000%, 2/1/2042	2,724,020
1,697,982	4.000%, 3/1/2042	1,812,866
1,454,198	4.000%, 4/1/2042	1,544,635
Semi-Annual Shareholder Report

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$585,095	4.500%, 12/1/2019	$595,597
176,946	4.500%, 10/1/2040	191,555
1,071,297	4.500%, 4/1/2041	1,159,914
2,930,584	4.500%, 12/1/2041	3,173,001
46,636	5.000%, 12/1/2023	49,593
833,659	5.000%, 7/1/2034	917,303
404,857	5.500%, 9/1/2034	449,078
289,994	5.500%, 1/1/2036	322,150
238,774	5.500%, 4/1/2036	269,957
923,865	5.500%, 4/1/2036	1,025,428
71,516	6.000%, 10/1/2036	82,270
102,420	6.000%, 9/1/2037	116,809
330,052	6.000%, 10/1/2037	376,495
125,115	6.000%, 11/1/2037	142,802
309,025	6.000%, 11/1/2037	352,960
168,874	7.000%, 1/1/2031	198,829
7,572	7.000%, 3/1/2031	7,946
38,490	7.000%, 3/1/2032	45,572
230,673	7.500%, 7/1/2028	267,075
220,877	7.500%, 2/1/2030	261,255
31,556	8.000%, 10/1/2030	37,783
9,900	8.000%, 2/1/2030	11,926
	TOTAL	34,503,396
	Government National Mortgage Association—1.8%
1,535,954	3.000%, 7/20/2045	1,570,237
1,524,149	3.500%, 12/15/2040	1,596,086
4,002	5.500%, 5/20/2018	4,038
2,612	6.000%, 5/15/2024	2,840
15,496	7.000%, 1/15/2028	18,010
22,745	7.000%, 3/15/2028	26,397
21,991	7.000%, 10/15/2028	25,628
5,671	7.500%, 7/15/2029	6,714
2,391	7.500%, 7/15/2029	2,805
2,933	7.500%, 8/15/2029	3,458
3,877	7.500%, 9/15/2029	4,566
5,860	7.500%, 7/15/2030	7,016
20,466	7.500%, 1/15/2031	24,484
11,222	8.500%, 2/15/2030	12,979
Semi-Annual Shareholder Report

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$2,158		11.000%, 6/15/2019	$2,287
		TOTAL	3,307,545
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $69,481,320)	72,960,909
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.8%
		Federal Home Loan Mortgage Corporation—0.2%
362,542	[1]	REMIC 3331 FC, 1.657% (1-month USLIBOR +0.430%), 6/15/2037	364,441
		Non-Agency Mortgage-Backed Securities—2.6%
209,496		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	165,075
532,074		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	547,719
1,226,330		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,262,994
207,475		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	210,894
733,756		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	760,025
1,894,943		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,952,484
		TOTAL	4,899,191
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,223,890)	5,263,632
		COMMERCIAL MORTGAGE-BACKED SECURITIES—22.2%
		Agency Commercial Mortgage-Backed Securities—21.5%
1,500,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	1,569,870
1,228,841		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	1,230,944
2,915,889		FHLMC REMIC K704 A2, 2.412%, 8/25/2018	2,934,102
5,362,722		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	5,388,932
3,114,496		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	3,157,499
2,325,000		FHLMC REMIC K504 A2, 2.566%, 9/25/2020	2,369,930
1,363,980		FHLMC REMIC K721 A1, 2.610%, 1/25/2022	1,389,997
2,250,000		FHLMC REMIC K054 A2, 2.745%, 1/25/2026	2,289,174
3,471,353		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	3,564,738
3,469,862		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	3,606,598
5,827,894		FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	5,854,104
3,468,667		FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	3,469,965
3,813,000		FREMF Mortgage Trust 2011-K701B, 4.286%, 7/25/2048	3,819,153
		TOTAL	40,645,006
Semi-Annual Shareholder Report

Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Non-Agency Commercial Mortgage-Backed Securities—0.7%
$1,345,000	[1]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.627%, (1-month USLIBOR +1.400%), 11/15/2033	$1,352,063
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,218,180)	41,997,069
		INVESTMENT COMPANY—0.8%
1,571,512	[2]	Federated Government Obligations Fund, Premier Shares, 0.91%[3] (AT NET ASSET VALUE)	1,571,512
		TOTAL INVESTMENTS IN SECURITIES—99.9% (IDENTIFIED COST $183,950,308)[4]	189,359,396
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	184,468
		TOTAL NET ASSETS—100%	$189,543,864
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2017, were as follows:

Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2017	1,847,979
Purchases/Additions	23,397,898
Sales/Reductions	23,674,365
Balance of Shares Held 8/31/2017	1,571,512
Value	$1,571,512
Change in Unrealized Appreciation/(Depreciation)	—
Net Realized Gain/(Loss)	—
Dividend Income	$12,146
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $183,840,160.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$49,284,642	$—	$49,284,642
Asset-Backed Securities	—	6,309,357	—	6,309,357
Government Agencies	—	11,972,275	—	11,972,275
Mortgage-Backed Securities	—	72,960,909	—	72,960,909
Collateralized Mortgage Obligations	—	5,263,632	—	5,263,632
Commercial Mortgage-Backed Securities	—	41,997,069	—	41,997,069
Investment Company	1,571,512	—	—	1,571,512
TOTAL SECURITIES	$1,571,512	$187,787,884	$—	$189,359,396
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2017	Year Ended February 28 or 29,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.79	$9.00	$9.06	$8.95	$9.23	$9.24
Income From Investment Operations:
Net investment income	0.09[1]	0.18[1]	0.19[1]	0.20[1]	0.19[1]	0.20[1]
Net realized and unrealized gain (loss) on investments	0.08	(0.20)	(0.05)	0.13	(0.26)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.17	(0.02)	0.14	0.33	(0.07)	0.22
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.20)	(0.22)	(0.21)	(0.23)
Net Asset Value, End of Period	$8.87	$8.79	$9.00	$9.06	$8.95	$9.23
Total Return[2]	1.95%	(0.26)%	1.60%	3.69%	(0.70)%	2.39%
Ratios to Average Net Assets:
Net expenses	1.00%[3]	1.00%	0.99%	0.99%	0.99%	0.99%
Net investment income	1.98%[3]	1.99%	2.11%	2.23%	2.11%	2.16%
Expense waiver/reimbursement[4]	0.23%[3]	0.19%	0.19%	0.18%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,926	$39,867	$42,284	$45,016	$49,612	$80,548
Portfolio turnover	8%	36%	36%	47%	89%	98%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	8%	31%	30%	24%	30%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2017	Year Ended February 28 or 29,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.77	$8.97	$9.04	$8.92	$9.20	$9.21
Income From Investment Operations:
Net investment income	0.05[1]	0.11[1]	0.12[1]	0.13[1]	0.12[1]	0.13[1]
Net realized and unrealized gain (loss) on investments	0.09	(0.19)	(0.06)	0.14	(0.26)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.14	(0.08)	0.06	0.27	(0.14)	0.15
Less Distributions:
Distributions from net investment income	(0.06)	(0.12)	(0.13)	(0.15)	(0.14)	(0.16)
Net Asset Value, End of Period	$8.85	$8.77	$8.97	$9.04	$8.92	$9.20
Total Return[2]	1.57%	(0.91)%	0.71%	3.02%	(1.47)%	1.62%
Ratios to Average Net Assets:
Net expenses	1.76%[3]	1.76%	1.75%	1.75%	1.75%	1.75%
Net investment income	1.22%[3]	1.23%	1.35%	1.46%	1.35%	1.41%
Expense waiver/reimbursement[4]	0.22%[3]	0.18%	0.18%	0.17%	0.16%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,492	$2,016	$2,873	$4,204	$4,351	$7,827
Portfolio turnover	8%	36%	36%	47%	89%	98%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	8%	31%	30%	24%	30%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2017	Year Ended February 28 or 29,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.80	$9.00	$9.07	$8.95	$9.23	$9.24
Income From Investment Operations:
Net investment income	0.05[1]	0.11[1]	0.12[1]	0.13[1]	0.12[1]	0.13[1]
Net realized and unrealized gain (loss) on investments	0.09	(0.19)	(0.06)	0.14	(0.26)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.14	(0.08)	0.06	0.27	(0.14)	0.15
Less Distributions:
Distributions from net investment income	(0.06)	(0.12)	(0.13)	(0.15)	(0.14)	(0.16)
Net Asset Value, End of Period	$8.88	$8.80	$9.00	$9.07	$8.95	$9.23
Total Return[2]	1.55%	(0.91)%	0.73%	3.02%	(1.46)%	1.61%
Ratios to Average Net Assets:
Net expenses	1.76%[3]	1.76%	1.75%	1.75%	1.75%	1.75%
Net investment income	1.22%[3]	1.23%	1.34%	1.47%	1.35%	1.41%
Expense waiver/reimbursement[4]	0.22%[3]	0.18%	0.18%	0.17%	0.16%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,992	$10,610	$13,377	$11,753	$9,872	$15,336
Portfolio turnover	8%	36%	36%	47%	89%	98%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	8%	31%	30%	24%	30%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2017	Year Ended February 28 or 29,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.77	$8.98	$9.04	$8.93	$9.21	$9.22
Income From Investment Operations:
Net investment income	0.09[1]	0.18[1]	0.19[1]	0.20[1]	0.19[1]	0.20[1]
Net realized and unrealized gain (loss) on investments	0.08	(0.20)	(0.05)	0.13	(0.26)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.17	(0.02)	0.14	0.33	(0.07)	0.22
Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.20)	(0.22)	(0.21)	(0.23)
Net Asset Value, End of Period	$8.85	$8.77	$8.98	$9.04	$8.93	$9.21
Total Return[2]	1.95%	(0.26)%	1.61%	3.69%	(0.70)%	2.40%
Ratios to Average Net Assets:
Net expenses	1.00%[3]	1.00%	0.99%	0.99%	0.99%	0.99%
Net investment income	1.98%[3]	2.00%	2.11%	2.23%	2.12%	2.16%
Expense waiver/reimbursement[4]	0.22%[3]	0.19%	0.18%	0.17%	0.16%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$141,134	$147,860	$166,148	$183,981	$205,088	$264,110
Portfolio turnover	8%	36%	36%	47%	89%	98%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	8%	31%	30%	24%	30%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2017 (unaudited)
Assets:
Investment in securities, at value including $1,571,512 of investment in an affiliated holdings (identified cost $183,950,308)		$189,359,396
Income receivable		578,306
Receivable for shares sold		53,395
Prepaid expenses		8,435
TOTAL ASSETS		189,999,532
Liabilities:
Payable for shares redeemed	$224,137
Income distribution payable	95,486
Payable to adviser (Note 5)	2,055
Payable for administrative fees (Note 5)	409
Payable for transfer agent fee	39,856
Payable for portfolio accounting fees	44,791
Payable for distribution services fee (Note 5)	6,140
Payable for other service fees (Notes 2 and 5)	42,794
TOTAL LIABILITIES		455,668
Net assets for 21,405,233 shares outstanding		$189,543,864
Net Assets Consist of:
Paid-in capital		$191,786,444
Net unrealized appreciation of investments		5,409,088
Accumulated net realized loss on investments		(7,612,599)
Distributions in excess of net investment income		(39,069)
TOTAL NET ASSETS		$189,543,864
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($38,925,688 ÷ 4,388,710 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.87
Offering price per share (100/95.50 of $8.87)	$9.29
Redemption proceeds per share	$8.87
Class B Shares:
Net asset value per share ($1,492,052 ÷ 168,688 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$8.85
Offering price per share	$8.85
Redemption proceeds per share (94.50/100 of $8.85)	$8.36
Class C Shares:
Net asset value per share ($7,992,203 ÷ 900,187 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$8.88
Offering price per share	$8.88
Redemption proceeds per share (99.00/100 of $8.88)	$8.79
Class F Shares:
Net asset value per share ($141,133,921 ÷ 15,947,648 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$8.85
Offering price per share (100/99.00 of $8.85)	$8.94
Redemption proceeds per share (99.00/100 of $8.85)	$8.76
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2017 (unaudited)
Investment Income:
Interest			$2,908,609
Dividends received from affiliated holdings (Note 5)			12,146
TOTAL INCOME			2,920,755
Expenses:
Investment adviser fee (Note 5)		$587,752
Administrative fee (Note 5)		77,142
Custodian fees		9,253
Transfer agent fee		122,671
Directors'/Trustees' fees (Note 5)		5,399
Auditing fees		15,323
Legal fees		5,206
Portfolio accounting fees		70,574
Distribution services fee (Note 5)		40,499
Other service fees (Notes 2 and 5)		236,162
Share registration costs		34,382
Printing and postage		17,062
Miscellaneous (Note 5)		16,503
TOTAL EXPENSES		1,237,928
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(214,343)
Reimbursement of other operating expenses (Notes 2 and 5)	(2,863)
TOTAL WAIVER AND REIMBURSEMENTS		(217,206)
Net expenses			1,020,722
Net investment income			1,900,033
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			290,413
Net change in unrealized appreciation of investments			1,466,746
Net realized and unrealized gain on investments			1,757,159
Change in net assets resulting from operations			$3,657,192
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2017	Year Ended 2/28/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,900,033	$4,211,239
Net realized gain on investments and futures contracts	290,413	38,261
Net change in unrealized appreciation/depreciation of investments	1,466,746	(4,797,363)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,657,192	(547,863)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(402,967)	(882,852)
Class B Shares	(11,156)	(33,285)
Class C Shares	(55,630)	(170,996)
Class F Shares	(1,475,873)	(3,339,180)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,945,626)	(4,426,313)
Share Transactions:
Proceeds from sale of shares	5,711,592	13,941,520
Net asset value of shares issued to shareholders in payment of distributions declared	1,349,286	3,039,946
Cost of shares redeemed	(19,582,557)	(36,334,859)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,521,679)	(19,353,393)
Change in net assets	(10,810,113)	(24,327,569)
Net Assets:
Beginning of period	200,353,977	224,681,546
End of period (including undistributed (distributions in excess of) net investment income of $(39,069) and $6,524, respectively)	$189,543,864	$200,353,977
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2017 (unaudited)
1. ORGANIZATION
Federated Government Income Securities, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $217,206 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended August 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$49,486	$(1,747)
Class B Shares	2,192	—
Class C Shares	11,308	—
Class F Shares	173,176	(1,116)
TOTAL	$236,162	$(2,863)
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, and to enhance yield and potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At August 31, 2017, the Fund had no outstanding futures contracts.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
	Six Months Ended 8/31/2017		Year Ended 2/28/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	428,779	$3,777,561	827,817	$7,451,366
Shares issued to shareholders in payment of distributions declared	37,994	335,062	84,748	758,099
Shares redeemed	(613,289)	(5,404,145)	(1,077,473)	(9,638,121)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(146,516)	$(1,291,522)	(164,908)	$(1,428,656)

	Six Months Ended 8/31/2017		Year Ended 2/28/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	19	$166	107	$1,000
Shares issued to shareholders in payment of distributions declared	1,241	10,916	3,542	31,617
Shares redeemed	(62,551)	(549,582)	(93,897)	(835,637)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(61,291)	$(538,500)	(90,248)	$(803,020)
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2017		Year Ended 2/28/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	36,813	$325,704	351,007	$3,169,172
Shares issued to shareholders in payment of distributions declared	5,780	51,023	17,069	152,932
Shares redeemed	(348,286)	(3,069,407)	(647,839)	(5,764,489)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(305,693)	$(2,692,680)	(279,763)	$(2,442,385)

	Six Months Ended 8/31/2017		Year Ended 2/28/2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	182,752	$1,608,161	371,415	$3,319,982
Shares issued to shareholders in payment of distributions declared	108,222	952,285	234,952	2,097,298
Shares redeemed	(1,200,771)	(10,559,423)	(2,257,528)	(20,096,612)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(909,797)	$(7,998,977)	(1,651,161)	$(14,679,332)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,423,297)	$(12,521,679)	(2,186,080)	$(19,353,393)
4. FEDERAL TAX INFORMATION
At August 31, 2017, the cost of investments for federal tax purposes was $183,840,160. The net unrealized appreciation of investments for federal tax purposes was $5,519,236. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,116,925 and net unrealized depreciation from investments for those securities having an excess of cost over value of $597,689.
At February 28, 2017, the Fund had a capital loss carryforward of $6,956,261 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$915,501	$122,019	$1,037,520
2018	$5,918,741	NA	$5,918,741
At February 28, 2017, for federal income tax purposes, the Fund had $1,040,623 in straddle loss deferrals.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2017, the Adviser voluntarily waived $213,311 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2017, the Adviser reimbursed $1,032.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$6,576
Class C Shares	33,923
TOTAL	$40,499
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2017, FSC retained $11,006 of fees paid by the Fund. For the six months ended August 31, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2017, FSC retained $881 in sales charges from the sale of Class A Shares. FSC also retained $1,137, $4,408 and $7,172 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended August 31, 2017, FSSC received $11,747 and reimbursed $2,863 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, line of credit expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.75%, 1.75% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2017, were as follows:
Purchases	$0
Sales	$10,128,457
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2017, the Fund had no outstanding loans. During the six months ended August 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2017, there were no outstanding loans. During the six months ended August 31, 2017, the program was not utilized.
9. SUBSEQUENT EVENT
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS, described above, changed to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2017 to August 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2017	Ending Account Value 8/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,019.50	$5.09
Class B Shares	$1,000	$1,015.70	$8.94
Class C Shares	$1,000	$1,015.50	$8.94
Class F Shares	$1,000	$1,019.50	$5.09
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.20	$5.09
Class B Shares	$1,000	$1,016.30	$8.94
Class C Shares	$1,000	$1,016.30	$8.94
Class F Shares	$1,000	$1,020.20	$5.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.76%
Class C Shares	1.76%
Class F Shares	1.00%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Government Income Securities, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Income Securities, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313912206
CUSIP 313912305
CUSIP 313912404
CUSIP 313912107
8092706 (10/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 23, 2017